Commitments, Contingencies, and Concentration Risk (Details)											3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2026 USD ($)	Feb. 16, 2026	Nov. 30, 2025 USD ($)	Sep. 05, 2025 USD ($)	Dec. 13, 2024 USD ($)	Nov. 01, 2023	May 15, 2023 USD ($)	May 15, 2023 USD ($) robot	May 12, 2023 USD ($) robot	Jan. 01, 2022 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025	Jun. 30, 2026 USD ($) robot shares	Jun. 30, 2025	Dec. 31, 2025 USD ($) robot	Jun. 16, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 shares	Jun. 24, 2024 shares	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)	Jan. 09, 2023 USD ($)
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Company owes services	$ 845,891
Settlement agreement description		On February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000. The Company paid $50,000 per the settlement agreement and recognized a loan liability of $200,000 during the six months ended June 30, 2026. The issuance of Company shares with an aggregate fair value of $400,000 remains pending as of June 30, 2026.
Encompass purchase liability											$ 400,000		$ 400,000		$ 650,000		$ 263,918
Plan provides initial shares equal (in Shares) | shares													31,918
Interest rate											15.00%		15.00%
Excise tax payable											$ 0		$ 0		$ 1,200,000		$ 1,000,000
Interest rate															13.50%		5.50%
Periodic payment															$ 250,000
Purchase commitment amount, payments made															$ 386,663		$ 82,677
Purchase Agreement for Telepresence Robots [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of robots purchased (in robot) | robot													20		20
Total purchase commitment													$ 711,900		$ 711,900
Unpaid commitment amount											$ 179,900		$ 179,900		$ 179,900		179,900
Percentage of monthly revenue generated from telepresence robots, considered for payment									80.00%
Telepresence robots deployed (in robot) | robot													8		8
Total number of deployed telepresence robots (in robot) | robot									11
Number of robots for which lifetime use payments is to be made (in robot) | robot													125		125
Amount paid by investor									$ 352,000
Customer Concentration Risk [Member] | Three Customers [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Concentration risk percentage															45.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Concentration risk percentage													23.00%		43.00%
Customer Concentration Risk [Member] | One Customer [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Concentration risk percentage											46.00%	29.00%	43.00%	28.00%
Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liability [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Concentration risk percentage													78.00%		31.00%
Subsequent Event [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Settlement agreement description		Subsequent to the balance sheet date, on February 16, 2026, the Company entered into a settlement agreement to fully settle the Encompass Purchase liability for an aggregate amount of $650,000. The settlement consists of (i) a cash payment of $50,000, (ii) issuance of Company shares with an aggregate fair value of $400,000, and (iii) assignment of a loan liability of $200,000.
Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Business acquisition percentage of voting interests acquired										100.00%
Encompass for a cash payment										$ 300,000
Interest expense																						$ 45,000
Encompass purchase liability											$ 400,000		$ 400,000		$ 650,000		$ 263,918
Promissory Note and Line of Credit Relating to Forbearance Agreement [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Basis spread on the variable rate						3.00%
Debt instrument, variable interest rate, type [Extensible enumeration]						prime rate
Interest rate															6.75%
Payments for forbearance																				$ 80,000	$ 20,000
Periodic payment			$ 100,000	$ 50,000	$ 25,000
Periodic payment terms, balloon payment to be paid																$ 1,541,106
Equity Incentive Plan 2024 [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Percentage of shares reserved for issuance													15.00%		15.00%
Number of shares issued (in Shares) | shares											31,800		31,800					31,800	31,800
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liability [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of suppliers													2		2
Investor [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Number of deployed telepresence robots rights held (in robot) | robot													8		8
Percentage of monthly revenue generated from telepresence robots, considered for payment													80.00%		80.00%
Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Aggregate principal amount							$ 200,000	$ 200,000			$ 200,000		$ 200,000		$ 200,000
Number of deployed telepresence robots rights held (in robot)							8	8
Percentage of monthly revenue generated from telepresence robots, considered for payment							80.00%
Telepresence robots deployed (in robot)							8	8					8		8
Minimum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Total number of deployed telepresence robots (in robot) | robot								12					13		13
Maximum [Member] | Investor [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Commitments, Contingencies, and Concentration Risk (Details) [Line Items]
Total number of deployed telepresence robots (in robot) | robot								20					20		20